EQUITY - Treasury Shares (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Treasury shares - Beginning balance	$ 214
Shares purchased	63		$ 48	$ 52
Shares transferred to Group beneficiaries	(9)		10	(5)
Treasury shares - Ending balance	189	$ 214	214
Treasury shares
Treasury shares - Beginning balance	214	257
Shares purchased	63	48	48	52
Shares transferred to Group beneficiaries	(38)	(40)	40	(26)
Shares cancelled	(50)	(51)	51	(201)
Treasury shares - Ending balance	$ 189	$ 214	$ 214	$ 257
Number of shares
Number of shares - Beginning balance	13.9	17.2
Shares purchased (in shares)	3.1	2.7
Shares transferred to Group beneficiaries (in shares)	(2.4)	(2.7)
Shares cancelled (in shares)	(3.1)	(3.3)
Number of shares - Ending balance	11.5	13.9	13.9	17.2
Treasury shares excluding Employees' Share Trust
Treasury shares - Beginning balance	$ 189	$ 234
Shares purchased	63	48
Shares transferred from treasury	(21)	(29)
Shares transferred to Group beneficiaries	(12)	(13)
Shares cancelled	(50)	(51)
Treasury shares - Ending balance	$ 169	$ 189	$ 189	$ 234
Number of shares
Number of shares - Beginning balance	12.2	15.6
Shares purchased (in shares)	3.1	2.7
Shares transferred from treasury (in shares)	1.3	1.9
Shares transferred to Group beneficiaries (in shares)	(0.7)	(0.9)
Shares cancelled (in shares)	(3.1)	(3.3)
Number of shares - Ending balance	10.2	12.2	12.2	15.6
Employees Share Trust
Treasury shares - Beginning balance	$ 25	$ 23
Shares transferred from treasury	21	29
Shares transferred to Group beneficiaries	(26)	(27)
Treasury shares - Ending balance	$ 20	$ 25	$ 25	$ 23
Number of shares
Number of shares - Beginning balance	1.7	1.6
Shares transferred from treasury (in shares)	1.3	1.9
Shares transferred to Group beneficiaries (in shares)	(1.7)	(1.8)
Number of shares - Ending balance	1.3	1.7	1.7	1.6